Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 87.92%
Energy: 12.92%
Energy equipment & services: 3.90%
Baker Hughes Co. Class A	930,000	$51,615,000
SLB Ltd.	1,085,000	50,441,650
		102,056,650
Oil, gas & consumable fuels: 9.02%
Antero Resources Corp.†	200,000	7,028,000
Cheniere Energy, Inc.	195,000	46,606,950
Devon Energy Corp.	760,000	31,403,200
EOG Resources, Inc.	200,000	25,946,000
EQT Corp.	400,000	21,268,000
Kinder Morgan, Inc.	300,000	9,591,000
ONEOK, Inc.	390,000	33,906,600
Targa Resources Corp.	140,000	37,539,600
Williams Cos., Inc.	300,000	22,302,000
		235,591,350
Health care: 3.81%
Biotechnology: 1.27%
AbbVie, Inc.	65,000	16,356,600
Neurocrine Biosciences, Inc.†	100,000	16,853,500
		33,210,100
Health care equipment & supplies: 0.78%
Boston Scientific Corp.†	480,000	20,486,400
Health care providers & services: 1.46%
Cardinal Health, Inc.	55,000	13,065,800
McKesson Corp.	33,000	24,934,800
		38,000,600
Life sciences tools & services: 0.30%
IQVIA Holdings, Inc.†	40,000	7,728,800
Industrials: 23.59%
Aerospace & defense: 6.61%
ATI, Inc.†	305,000	60,115,500
Curtiss-Wright Corp.	93,000	70,471,680
General Electric Co.	60,000	22,423,800
HEICO Corp.	55,000	19,590,450
Woodward, Inc.	400	170,176
		172,771,606
Commercial services & supplies: 1.86%
Cintas Corp.	90,000	15,307,200
Clean Harbors, Inc.†	85,618	25,578,377
Waste Management, Inc.	35,000	7,800,800
		48,686,377
See accompanying notes to portfolio of investments
Allspring Diversified Capital Builder Fund | 1

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Electrical equipment: 7.23%
AMETEK, Inc.	145,000	$35,081,300
Eaton Corp. PLC	98,000	41,759,760
Emerson Electric Co.	335,000	47,955,250
Hubbell, Inc. Class B	4,000	2,092,800
Regal Rexnord Corp.	75,000	17,864,250
Vertiv Holdings Co. Class A	132,000	44,196,240
		188,949,600
Machinery: 6.52%
Crane Co.	170,000	37,921,900
Flowserve Corp.	365,000	27,068,400
ITT, Inc.	160,000	31,641,600
Oshkosh Corp.	20,000	3,069,600
Parker-Hannifin Corp.	17,000	16,628,040
SPX Technologies, Inc.†	30,000	7,355,100
Timken Co.	190,000	27,610,800
Westinghouse Air Brake Technologies Corp.	70,000	18,872,000
		170,167,440
Professional services: 1.10%
Leidos Holdings, Inc.	280,000	28,831,600
Trading companies & distributors: 0.27%
WESCO International, Inc.	20,000	6,908,600
Information technology: 41.05%
Electronic equipment, instruments & components: 9.29%
Amphenol Corp. Class A	675,000	119,016,000
Jabil, Inc.	160,000	61,676,800
Teledyne Technologies, Inc.†	93,000	62,021,700
		242,714,500
IT services: 1.72%
International Business Machines Corp.	160,000	44,993,600
Semiconductors & semiconductor equipment: 26.55%
Advanced Micro Devices, Inc.†	340,000	197,509,400
Broadcom, Inc.	175,000	66,106,250
Marvell Technology, Inc.	550,000	163,839,500
Micron Technology, Inc.	195,000	225,086,550
NVIDIA Corp.	205,000	41,018,450
		693,560,150
Software: 3.49%
Adobe, Inc.†	25,000	5,125,500
Autodesk, Inc.†	5,000	972,100
Microsoft Corp.	180,000	67,143,600
Synopsys, Inc.†	40,295	17,974,391
		91,215,591
See accompanying notes to portfolio of investments
2 | Allspring Diversified Capital Builder Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Shares	Value
Materials: 0.83%
Chemicals: 0.83%
Ecolab, Inc.	50,000	$13,930,500
Westlake Corp.	105,000	7,665,000
		21,595,500
Real estate: 0.10%
Specialized REITs: 0.10%
Iron Mountain, Inc.	20,000	2,526,200
Utilities: 5.62%
Electric utilities: 1.83%
American Electric Power Co., Inc.	85,000	11,628,850
NextEra Energy, Inc.	50,000	4,388,500
NRG Energy, Inc.	165,000	24,099,900
PPL Corp.	210,000	7,633,500
		47,750,750
Gas utilities: 0.49%
Atmos Energy Corp.	75,000	12,920,250
Independent power and renewable electricity producers: 1.94%
Vistra Corp.	320,000	50,761,600
Multi-utilities: 1.36%
CenterPoint Energy, Inc.	70,000	3,082,800
CMS Energy Corp.	140,000	10,710,000
DTE Energy Co.	130,000	19,808,100
NiSource, Inc.	40,000	1,902,000
		35,502,900
Total common stocks (Cost $1,175,672,137)		2,296,930,164

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 11.37%
Basic materials: 0.96%
Chemicals: 0.39%
Ecolab, Inc.	5.15%	6-15-2033	$10,000,000	10,137,792
Iron/steel: 0.57%
Cleveland-Cliffs, Inc.144A	6.75	4-15-2030	15,000,000	15,005,325
Consumer, cyclical: 0.29%
Retail: 0.29%
Genuine Parts Co.	6.88	11-1-2033	7,000,000	7,583,321
Consumer, non-cyclical: 2.23%
Commercial services: 0.33%
Valvoline, Inc.144A	3.63	6-15-2031	9,495,000	8,732,413
See accompanying notes to portfolio of investments
Allspring Diversified Capital Builder Fund | 3

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food: 0.53%
Post Holdings, Inc.144A	4.50%	9-15-2031	$8,435,000	$7,912,987
Post Holdings, Inc.144A	6.25	2-15-2032	4,000,000	4,060,244
Post Holdings, Inc.144A	6.38	3-1-2033	2,000,000	1,984,740
				13,957,971
Healthcare-services: 1.09%
Charles River Laboratories International, Inc.144A	4.00	3-15-2031	9,200,000	8,630,124
DaVita, Inc.144A	4.63	6-1-2030	7,550,000	7,314,116
Encompass Health Corp.	4.63	4-1-2031	5,500,000	5,310,345
IQVIA, Inc.144A	6.25	6-1-2032	7,000,000	7,116,749
				28,371,334
Household products/wares: 0.28%
ACCO Brands Corp.144A	4.25	3-15-2029	2,000,000	1,863,069
Spectrum Brands, Inc.144A	3.88	3-15-2031	6,200,000	5,424,618
				7,287,687
Financial: 1.13%
REITs: 1.13%
Iron Mountain, Inc.144A	4.50	2-15-2031	12,350,000	11,812,244
Iron Mountain, Inc.144A	6.25	1-15-2033	5,000,000	5,052,370
Iron Mountain, Inc.144A	6.25	1-15-2035	5,000,000	5,019,490
SBA Communications Corp.	3.13	2-1-2029	8,000,000	7,654,630
				29,538,734
Industrial: 4.49%
Aerospace/defense: 2.02%
ATI, Inc.	5.88	6-15-2033	23,500,000	23,826,467
ATI, Inc.	7.25	8-15-2030	6,532,000	6,782,000
TransDigm, Inc.	4.63	1-15-2029	9,000,000	8,856,720
TransDigm, Inc.144A	6.00	1-15-2033	9,000,000	9,088,416
TransDigm, Inc.144A	6.63	3-1-2032	4,000,000	4,102,484
				52,656,087
Electrical components & equipment: 0.50%
WESCO Distribution, Inc.144A	6.38	3-15-2033	12,716,000	13,046,576
Electronics: 0.33%
TTM Technologies, Inc.144A	4.00	3-1-2029	8,890,000	8,587,385
Engineering & construction: 0.36%
Dycom Industries, Inc.144A	4.50	4-15-2029	9,720,000	9,506,579
Environmental control: 0.71%
Clean Harbors, Inc.144A	6.38	2-1-2031	17,000,000	17,240,108
Stericycle, Inc.144A	3.88	1-15-2029	1,310,000	1,291,721
				18,531,829
See accompanying notes to portfolio of investments
4 | Allspring Diversified Capital Builder Fund

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Machinery-diversified: 0.43%
ESAB Corp.144A	6.25%	4-15-2029	$11,015,000	$11,176,050
Packaging & containers: 0.14%
Ball Corp.	2.88	8-15-2030	4,000,000	3,649,962
Technology: 0.42%
Semiconductors: 0.42%
Synaptics, Inc.144A	4.00	6-15-2029	11,185,000	11,040,225
Utilities: 1.85%
Electric: 1.85%
NRG Energy, Inc.144A	5.25	6-15-2029	1,000,000	997,410
NRG Energy, Inc.144A	6.00	1-15-2036	14,000,000	13,956,238
NRG Energy, Inc.144A	6.25	11-1-2034	14,000,000	14,175,328
Vistra Operations Co. LLC144A	4.38	5-1-2029	12,000,000	11,789,764
Vistra Operations Co. LLC144A	7.75	10-15-2031	7,000,000	7,323,960
				48,242,700
Total corporate bonds and notes (Cost $299,183,404)				297,051,970
Yankee corporate bonds and notes: 0.33%
Basic materials: 0.13%
Chemicals: 0.13%
Methanex Corp.	5.25	12-15-2029	3,293,000	3,273,499
Industrial: 0.02%
Electronics: 0.02%
Sensata Technologies BV144A	4.00	4-15-2029	549,000	533,257
Technology: 0.18%
Computers: 0.18%
Seagate Data Storage Technology Pte. Ltd.144A	3.13	7-15-2029	1,500,000	1,387,380
Seagate Data Storage Technology Pte. Ltd.144A	4.09	6-1-2029	3,488,000	3,394,450
				4,781,830
Total yankee corporate bonds and notes (Cost $8,669,127)				8,588,586

		Yield	Shares
Short-term investments: 0.06%
Investment companies: 0.06%
Allspring Government Money Market Fund Select Class♠∞		3.57	1,556,150	1,556,150
Total short-term investments (Cost $1,556,150)				1,556,150
Total investments in securities (Cost $1,485,080,818)	99.68%			2,604,126,870
Other assets and liabilities, net	0.32			8,246,922
Total net assets	100.00%			$2,612,373,792

See accompanying notes to portfolio of investments
Allspring Diversified Capital Builder Fund | 5

Portfolio of investments—June 30, 2026 (unaudited)

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$21,477,966	$310,102,011	$(330,023,827)	$0	$0	$1,556,150	1,556,150	$176,582
See accompanying notes to portfolio of investments
6 | Allspring Diversified Capital Builder Fund

Notes to portfolio of investments—June 30, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Energy	$337,648,000	$0	$0	$337,648,000
Health care	99,425,900	0	0	99,425,900
Industrials	616,315,223	0	0	616,315,223
Information technology	1,072,483,841	0	0	1,072,483,841
Materials	21,595,500	0	0	21,595,500
Real estate	2,526,200	0	0	2,526,200
Utilities	146,935,500	0	0	146,935,500
Corporate bonds and notes	0	297,051,970	0	297,051,970
Yankee corporate bonds and notes	0	8,588,586	0	8,588,586
Short-term investments
Investment companies	1,556,150	0	0	1,556,150
Total assets	$2,298,486,314	$305,640,556	$0	$2,604,126,870
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Diversified Capital Builder Fund | 7